Property and Equipment, Net and Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net and Other Assets
Schedule of Property and Equipment, Net and Other Assets

Property and equipment, net consists of the following:

	December 31
	2021	2020
Land	$2,196	$2,086
Building and leasehold improvements	11,273	5,291
Computer equipment and software	3,474	1,944
Machinery and equipment	8,323	4,808
Vehicles	1,057	721
Furniture and Fixtures	961	714
Construction in progress	9,236	1,953
	36,520	17,517
Less: accumulated depreciation and amortization	(5,406)	(2,803)
Property and Equipment, net	$31,114	$14,714

	December 31
	2021	2020	2019
Cost of goods sold	$773	$586	$417
General and administrative	2,073	764	494
Total depreciation expense	$2,846	$1,350	$911